Taxes Receivable - Disclosure of current taxes receivable (Details) - CAD ($)	Apr. 30, 2024	Apr. 30, 2023
Disclosure Of Taxes Recoverable [Abstract]
Goods and Service Tax (GST) recoverable	$ 108,542	$ 84,648
Mexican Value Added Tax (IVA) recoverable - current	15,355,053	17,413,877
Total current taxes receivable	$ 15,463,595	$ 17,498,525